DEFERRED REVENUE (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Deferred revenue	$ 8,476		$ 8,658
Revenue	$ 121,794	$ 133,882
Minimum [Member]
Expected to be recognized over periods performance obligations	11 years
Maximum [Member]
Expected to be recognized over periods performance obligations	15 years
Recognized over time for service [Member]
Revenue			$ 3,307